UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM BOND FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003


[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                    BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
        JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                             2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

FINANCIAL INFORMATION

    Independent Auditor's Report                                      13

    Portfolio of Investments                                          14

    Notes to Portfolio of Investments                                 23

    Financial Statements                                              25

    Notes to Financial Statements                                     28

DIRECTORS' AND OFFICERS' INFORMATION                                  37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                      TO BE THE NORM RATHER THAN THE EXCEPTION,

[PHOTO OF CHRISTOPHER W. CLAUS]          WHICH IS ANOTHER EXCELLENT REASON TO

                                           HAVE USAA'S SKILLED PROFESSIONALS

                                                MANAGING YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates
                 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity between three and 10 years.


--------------------------------------------------------------------------------
                                          7/31/03                  7/31/02
--------------------------------------------------------------------------------
Net Assets                            $218.7 Million            $194.9 Million
Net Asset Value Per Share                 $10.15                    $9.76


--------------------------------------------------------------------------------
                                          7/31/03                  7/31/02
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                     4.9 Years                6.2 Years


                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
         1 YEAR                         SINCE INCEPTION ON 8/2/99
          9.67%                                   7.20%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS   LIPPER INTERMEDIATE         USAA          LIPPER INTERMEDIATE
              AGGREGATE BOND     INVESTMENT GRADE     INTERMEDIATE-TERM    INVESTMENT GRADE
                  INDEX             FUNDS INDEX           BOND FUND       DEBT FUNDS AVERAGE
              ---------------   -------------------   -----------------   -------------------
  8/1/99        $10000.00            $10000.00            $10000.00            $10000.00
 8/31/99          9994.91              9989.34             10009.94              9986.44
 9/30/99         10110.95             10099.27             10139.20             10088.74
10/31/99         10148.25             10114.64             10173.89             10103.97
11/30/99         10147.53             10126.52             10217.51             10114.29
12/31/99         10098.59             10079.97             10176.92             10075.44
 1/31/00         10065.53             10044.13             10146.73             10037.76
 2/29/00         10187.26             10153.17             10261.74             10139.03
 3/31/00         10321.46             10278.50             10387.82             10258.66
 4/30/00         10291.91             10214.84             10311.27             10202.89
 5/31/00         10287.18             10196.30             10222.28             10183.49
 6/30/00         10501.21             10412.21             10458.17             10387.67
 7/31/00         10596.53             10501.09             10556.34             10467.58
 8/31/00         10750.11             10646.70             10602.09             10604.51
 9/30/00         10817.70             10717.23             10742.29             10675.16
10/31/00         10889.28             10755.01             10691.89             10710.87
11/30/00         11067.33             10926.16             10856.73             10869.55
12/31/00         11272.63             11146.90             11094.30             11078.21
 1/31/01         11456.98             11342.75             11352.94             11264.62
 2/28/01         11556.79             11451.76             11497.47             11365.79
 3/31/01         11614.80             11496.27             11594.71             11417.94
 4/30/01         11566.60             11434.43             11550.60             11358.37
 5/31/01         11636.36             11504.85             11628.19             11422.77
 6/30/01         11680.33             11547.16             11692.79             11456.01
 7/31/01         11941.47             11827.28             12026.24             11710.89
 8/31/01         12078.22             11957.52             12162.73             11832.08
 9/30/01         12218.96             12049.56             12291.65             11935.92
10/31/01         12474.65             12295.18             12443.35             12156.08
11/30/01         12302.66             12140.79             12165.01             12006.51
12/31/01         12224.54             12062.75             12025.50             11929.73
 1/31/02         12323.49             12149.80             12075.59             12006.28
 2/28/02         12442.92             12267.23             12102.75             12103.28
 3/31/02         12235.92             12054.36             11995.26             11908.59
 4/30/02         12473.20             12271.81             12111.30             12105.19
 5/31/02         12579.18             12372.54             12200.42             12200.71
 6/30/02         12687.95             12364.56             12187.02             12235.06
 7/31/02         12841.05             12413.66             12037.16             12317.32
 8/31/02         13057.86             12652.89             12345.15             12526.80
 9/30/02         13269.34             12790.95             12576.84             12691.80
10/31/02         13208.90             12741.90             12337.37             12627.77
11/30/02         13205.38             12802.47             12372.67             12656.90
12/31/02         13478.15             13063.00             12718.50             12908.91
 1/31/03         13489.66             13103.84             12763.39             12929.61
 2/28/03         13676.31             13290.70             12985.42             13106.98
 3/31/03         13665.77             13292.01             12999.81             13106.35
 4/30/03         13778.54             13447.37             13208.59             13235.25
 5/31/03         14035.44             13698.16             13574.76             13478.95
 6/30/03         14007.58             13694.84             13589.16             13462.67
 7/31/03         13536.65             13233.07             13201.68             13026.73

               [END CHART]

                 DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/03.

                 THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS CATEGORY AVERAGE IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

               o The Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

               o The Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

               o The Lipper Intermediate Investment Grade Debt Funds Average,
                 the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]     MATTHEW FREUND, CFA
                                 USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  We are very pleased to report that the restructuring efforts discussed in our last annual report have been successful. For the one-year period ending July 31, 2003, your USAA Intermediate-Term Bond Fund provided a total return of 9.67% compared to a 5.72% return for the Lipper Intermediate Investment Grade Debt Funds Average, a 5.42% return for the Lehman Brothers Aggregate Bond Index, and 6.60% for the Lipper Intermediate Investment Grade Funds Index. This placed your Fund in the top 4% of its peer group for this reporting period. At the same time, the Fund provided a one-year dividend yield of 5.32%.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                  Continued delays in the economic recovery and rising international tensions dominated the markets. The equity markets enjoyed a brief rally in the fall after the Federal Reserve Board (the Fed) unexpectedly cut short-term interest rates.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  However, it ended in early 2003 as companies reduced their earnings forecasts and the risks to the economy became harder to quantify. The impending war with Iraq took center stage, but the markets rallied when heavy combat appeared to be ending. In June 2003, the Fed continued its string of interest rate cuts. Surprisingly, longer-term interest rates rose (and prices fell), mostly in response to the unexpected optimism expressed by Fed governors. (Bond prices and interest rates move in opposite directions.) By the end of period, longer-term rates were only slightly above where they were the year before.

WHAT WERE YOUR STRATEGIES?

                  Our aim has been to generate an attractive yield with acceptable price volatility. Over the period, the Fund's net asset value moved within a $1.02 range (between $10.64 and $9.62), primarily as a result of changing interest rates. Our yield was above-average for an intermediate-term bond fund.

                  Throughout the year, we focused on maintaining a high-quality and well-diversified portfolio. Because of their stable cash flows and attractive yields, we purchased several taxable municipal bonds and added to our mortgage-backed securities exposure. We also increased our holdings in variable-rate securities, which should provide stability and enhance the Fund's yield if interest rates rise further.

                  Relying on the insight and expertise of our research team, we added several attractively priced corporate bonds. We continue to make selective purchases across many corporate names, thereby limiting our exposure to potential credit problems. We believe high-quality corporate issues can provide a cushion during volatile periods in the Treasury market. Although one effect of our strategy has been a lower overall yield, your Fund should be better insulated from market instability.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

                  We are concerned about the slow progress of the economic recovery; however, we are optimistic about the longer-term picture and believe there will be continued moderate economic growth in the near term. We also believe the combination of lower tax rates, lower interest rates, and improving corporate earnings should provide a positive backdrop for the financial markets. Given the fragility of the current recovery, we do not expect the Fed to increase interest rates dramatically until the economy is firmly on track.

                  Bond funds are an important part of any diversified portfolio, and we remain committed to providing you with a quality, diversified Fund. Thank you for the confidence you have placed in us, and we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                             PORTFOLIO RATINGS MIX
                                    7/31/03

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

BBB                                                                 44%
A                                                                   22%
AAA                                                                 14%
U.S. Government                                                     11%
AA                                                                   5%
ST1/ST2                                                              3%
BB                                                                   1%

                                 [END PIE CHART]

                  The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings.

                  PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

12

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

                                 PORTFOLIO MIX
                                    7/31/03

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                              54.4%
Commercial Mortgage-Backed Securities                              15.7%
Collateralized Mortgage Obligations                                10.9%
Asset-Backed Securities                                             5.5%
Eurodollar and Yankee Obligations                                   4.8%
Money Market Instruments                                            2.5%
Municipal Obligations                                               1.6%
Interest-Only Commercial Mortgage-Backed Securities                 1.4%

                                 [END PIE CHART]

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-22.

                                                                              13
 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA INTERMEDIATE-TERM BOND FUND:

                  We have audited the accompanying statement of assets and liabilities of USAA Intermediate-Term Bond Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Intermediate-Term Bond Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  September 12, 2003

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (54.4%)

             BROADCASTING & CABLE TV (1.9%)
  $ 1,000    Jones Intercable, Inc., Senior Notes                    7.63%     4/15/2008       $ 1,121
    3,000    Jones Intercable, Inc., Senior Notes                    8.88      4/01/2007         3,077
                                                                                               -------
                                                                                                 4,198
                                                                                               -------
             BUILDING PRODUCTS (0.5%)
    1,000    York International Corp., Senior Notes                  6.63      8/15/2006         1,063
                                                                                               -------
             CASINOS & GAMING (0.5%)
    1,000    Harrah's Operating Co., Inc.,
               Guaranteed Senior Notes                               8.00      2/01/2011         1,138
                                                                                               -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    1,000    John Deere Capital Corp., Global Notes                  3.90      1/15/2008         1,005
                                                                                               -------
             CONSUMER FINANCE (2.2%)
    1,000    Capital One Bank, Notes                                 6.50      7/30/2004         1,039
    1,000    Ford Motor Credit Corp., Global Notes                   7.60      8/01/2005         1,068
      500    Household Finance Corp., Notes                          5.75      1/30/2007           541
    1,000    Household Finance Corp., Notes                          6.38     10/15/2011         1,070
    1,000    MBNA Corp., MTN, Senior Notes                           5.63     11/30/2007         1,043
                                                                                               -------
                                                                                                 4,761
                                                                                               -------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    2,000    Fiserv, Inc., Notes(a)                                  4.00      4/15/2008         1,986
                                                                                               -------
             DIVERSIFIED BANKS (5.5%)
    1,000    Compass Bank, Notes                                     8.10      8/15/2009         1,191
    2,000    First Union National Bank, FL,
               Subordinated Debentures                               6.18      2/15/2036(b)      2,169
    3,000    First Union National Bank, NC,
               Subordinated Notes                                    6.18      2/15/2036(b)      3,254
    2,000    Imperial Bank, Subordinated Capital Notes               8.50      4/01/2009         2,381
    2,000    Popular North America, Inc., Notes                      4.25      4/01/2008         2,008
    1,000    Southtrust Bank, N.A., Subordinated Notes               6.57     12/15/2027(b)      1,058
                                                                                               -------
                                                                                                12,061
                                                                                               -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (11.8%)
  $ 1,000    Consumers Energy - ITC, First Mortgage
               Bond, Series A(a)                                     4.25%     4/15/2008       $ 1,001
    2,000    Dominion Resources, Inc., Senior Notes                  4.13      2/15/2008         2,022
    1,110    Entergy Gulf States, Inc., First
               Mortgage Bond(a)                                      5.20     12/03/2007         1,132
    1,000    Jersey Central Power & Light Co., First
               Mortgage MTN                                          6.45      5/15/2006         1,083
    1,000    Midamerican Energy Holdings Co.,
               Senior Notes                                          5.88     10/01/2012         1,026
    3,000    Monongahela Power Co., First Mortgage
               Bond                                                  5.00     10/01/2006         2,933
    1,000    New York State Electric & Gas Corp., Notes              5.50     11/15/2012         1,010
    2,000    Northern States Power Co., First
               Mortgage Bond, Series B                               8.00      8/28/2012         2,392
    1,023    Oglethorpe Power Corp., Secured Series
               Facility Bonds                                        6.97      6/30/2011         1,116
    1,000    Pepco Holdings, Inc., Notes                             4.00      5/15/2010           939
    1,000    Pinnacle One Partners, LP, Senior Notes(a)              8.83      8/15/2004         1,050
    1,500    PSEG Power LLC, Senior Notes                            6.95      6/01/2012         1,632
    1,000    Public Service Co. of Colorado, Senior Notes            7.88     10/01/2012         1,177
    1,000    Public Service Co. of Colorado,
               Senior Notes, Series A                                6.88      7/15/2009         1,103
    1,000    Southern Power Co., Senior Notes                        6.25      7/15/2012         1,063
    2,000    Tampa Electric Co., Notes                               6.38      8/15/2012         2,037
    1,000    Teco Energy, Inc., Notes                                6.13      5/01/2007           960
    1,000    TXU Corp., Senior Notes, Series D                       5.52      8/16/2003         1,000
    1,000    TXU Energy Co. LLC, Senior Notes                        6.13      3/15/2008         1,044
                                                                                               -------
                                                                                                25,720
                                                                                               -------
             ENVIRONMENTAL SERVICES (1.0%)
    2,000    Waste Management, Inc., Senior Notes                    6.50     11/15/2008         2,195
                                                                                               -------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    1,000    Agrium, Inc., Debentures                                8.25      2/15/2011         1,091
                                                                                               -------
             FOOD RETAIL (0.7%)
      500    Ahold Finance U.S.A., Inc., Notes                       6.25      5/01/2009           456
    1,000    Kroger Co., Notes                                       6.75      4/15/2012         1,082
                                                                                               -------
                                                                                                 1,538
                                                                                               -------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
             GAS UTILITIES (5.8%)
  $ 1,000    Enbridge Energy Partners, Notes(a)                      4.75%     6/01/2013       $   931
    1,150    Entergy-Koch, LP, Senior Notes(a)                       6.90      8/01/2011         1,218
    2,000    Kinder Morgan Energy Partners, Notes                    6.75      3/15/2011         2,204
    1,000    Noram Energy Corp., Debentures                          6.50      2/01/2008         1,048
    1,000    Northern Natural Gas Co., Senior Notes(a)               5.38     10/31/2012         1,014
    2,000    Peoples Energy Corp., Notes                             6.90      1/15/2011         2,144
    1,000    Southwestern Energy Co., Senior Notes                   6.70     12/01/2005           994
    2,000    Texas Eastern Transmission, LP, Senior Notes            5.25      7/15/2007         2,082
    1,000    Valero Logistics Operations, LP, Senior Notes           6.05      3/15/2013           987
                                                                                               -------
                                                                                                12,622
                                                                                               -------
             HOMEBUILDING (0.9%)
    2,000    Pulte Corp., Senior Notes                               7.00     12/15/2003         2,022
                                                                                               -------
             HOUSEHOLD PRODUCTS (0.4%)
    1,000    SC Johnson & Son, Inc., Senior Notes(a)                 5.00     12/15/2012           970
                                                                                               -------
             HOUSEWARES & SPECIALTIES (0.5%)
    1,000    Newell Rubbermaid, Inc., Notes                          4.63     12/15/2009         1,002
                                                                                               -------
             INDUSTRIAL MACHINERY (0.5%)
    1,000    Pall Corp., Senior Notes(a)                             6.00      8/01/2012         1,020
                                                                                               -------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
    1,117    GTE California, Inc., Debentures, Series G              5.50      1/15/2009         1,180
    1,000    Sprint Capital Corp., Notes                             6.13     11/15/2008         1,039
    1,000    Verizon Virginia, Inc., Debentures                      4.63      3/15/2013           945
                                                                                               -------
                                                                                                 3,164
                                                                                               -------
             MOVIES & ENTERTAINMENT (0.8%)
    1,500    Time Warner, Inc., Notes                                8.11      8/15/2006         1,683
                                                                                               -------
             MULTI-LINE INSURANCE (1.5%)
    1,000    Farmers Insurance Exchange, Notes(a)                    8.50      8/01/2004         1,013
    2,000    ING Capital Funding Trust III,
              Guaranteed Trust Preferred Bonds                       8.44     12/29/2049         2,374
                                                                                               -------
                                                                                                 3,387
                                                                                               -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES & UNREGULATED POWER (0.9%)
  $ 1,000    Duke Energy Corp., First Mortgage Bond,
              Series A(a)                                            3.75%     3/05/2008       $   994
    1,000    Duke Energy Field Services, LLC, Notes                  7.50      8/16/2005         1,089
                                                                                               -------
                                                                                                 2,083
                                                                                               -------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
    1,000    Seacor Smit, Inc., Senior Notes                         5.88     10/01/2012         1,018
                                                                                               -------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    1,000    Anadarko Petroleum Corp., Senior Notes                  5.38      3/01/2007         1,069
    1,000    Union Oil Co. of California, Guaranteed
              Senior Notes                                           5.05     10/01/2012           977
                                                                                               -------
                                                                                                 2,046
                                                                                               -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    1,000    CIT Group, Inc., Global Notes                           7.38      4/02/2007         1,121
                                                                                               -------
             PACKAGED FOODS & MEAT (1.0%)
    2,000    Nabisco, Inc., Notes                                    6.38      2/01/2005         2,099
                                                                                               -------
             PROPERTY & CASUALTY INSURANCE (2.5%)
    1,000    Chubb Corp., Senior Notes(a)                            3.95      4/01/2008           999
    1,000    CNA Financial Corp., Notes                              6.50      4/15/2005         1,040
    1,000    Fidelity National Financial, Inc., Notes                5.25      3/15/2013           951
      500    Liberty Mutual Insurance Co., Notes(a)                  8.20      5/04/2007           506
    2,000    Safeco Corp., Notes                                     4.88      2/01/2010         2,024
                                                                                               -------
                                                                                                 5,520
                                                                                               -------
             REAL ESTATE INVESTMENT TRUSTS (5.6%)
    1,105    American Health Properties, Inc., Notes                 7.50      1/15/2007         1,222
    1,000    Chelsea Property Group, Notes                           6.00      1/15/2013         1,026
    1,000    Duke Realty, LP, Senior Notes                           5.25      1/15/2010         1,016
    1,000    EOP Operating, LP, Notes                                6.80      1/15/2009         1,114
    2,000    Gables Realty, LP, Senior Notes                         5.75      7/15/2007         2,078
    1,000    Health Care Properties Investors, Inc.,
              Senior Notes                                           6.50      2/15/2006         1,069

18

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
  $ 1,350    Health Care Properties Investors, Inc.,
              Subordinated Notes                                     6.88%     6/08/2015(c)   $  1,430
    1,000    Pan Pacific Retail Properties, Inc., Notes              7.95      4/15/2011         1,137
    2,000    TriNet Corporate Realty Trust, Inc., Notes              7.95      5/15/2006         2,070
                                                                                              --------
                                                                                                12,162
                                                                                              --------
             REGIONAL BANKS (2.3%)
    1,000    Banknorth Group, Inc., Senior Notes                     3.75      5/01/2008           983
    1,000    City National Corp., Senior Notes                       5.13      2/15/2013           972
    1,000    M&I Marshall & Ilsley Bank, Subordinated Notes          5.25      9/04/2012         1,024
    1,950    Union Planters Bank, N.A., Subordinated Notes           6.50      3/15/2018(c)      2,114
                                                                                              --------
                                                                                                 5,093
                                                                                              --------
             REINSURANCE (1.0%)
    2,000    Reinsurance Group of America, Inc.,
              Senior Notes(a)                                        7.25      4/01/2006         2,199
                                                                                              --------
             STEEL (0.4%)
    1,000    Nucor Corp., Senior Notes                               4.88     10/01/2012           980
                                                                                              --------
             THRIFTS & MORTGAGE FINANCE (0.5%)
    1,000    Washington Mutual Inc., Senior Notes                    4.38      1/15/2008         1,023
                                                                                              --------
             TOBACCO (0.5%)
    1,000    UST, Inc., Notes                                        6.63      7/15/2012         1,082
                                                                                              --------
             Total corporate obligations (cost: $114,036)                                      119,052
                                                                                              --------
             EURODOLLAR AND YANKEE OBLIGATIONS (4.8%)

             AEROSPACE & DEFENSE (0.5%)
    1,000    Bombardier Capital, Inc., Notes, Series A(a)            6.13      6/29/2006         1,035
                                                                                              --------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
    1,000    Fondo Latinoamericano, Notes(a)                         3.00      8/01/2006           995
                                                                                              --------
             DIVERSIFIED METALS & MINING (0.5%)
    1,000    Brascan Corp., Notes                                    8.13     12/15/2008         1,138
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
             FOREST PRODUCTS (0.8%)
  $ 1,500    Nexfor, Inc., Debentures                                8.13%     3/20/2008      $  1,691
                                                                                              --------
             INDUSTRIAL CONGLOMERATES (0.4%)
    1,000    Hutchison Whampoa International Ltd., Notes(a)          6.50      2/13/2013           999
                                                                                              --------
             INTEGRATED OIL & GAS (1.1%)
    2,000    Pemex Finance Ltd., Senior Notes                        8.88     11/15/2010         2,355
                                                                                              --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    1,000    Deutsche Telekom International Finance
              B.V., Notes                                            8.25      6/15/2005         1,100
                                                                                              --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    1,000    Woodside Finance Ltd., Notes(a)                         6.60      4/15/2008         1,074
                                                                                              --------
             Total Eurodollar and yankee obligations (cost: $9,742)                             10,387
                                                                                              --------
             MORTGAGE-BACKED SECURITIES (28.0%)

             COLLATERALIZED MORTGAGE OBLIGATIONS (10.9%)(d)
    1,000    Fannie Mae, Series 1999-25 VB                           6.00      4/25/2016         1,034
    2,000    Fannie Mae, Series 2001-20 VB                           6.00      9/25/2017         2,068
    1,344    Fannie Mae, Series 2001-25 D                            6.00      2/25/2014         1,403
    3,000    Fannie Mae, Series 2001-29 VB                           6.50      8/25/2016         3,145
    1,000    Freddie Mac, Series 2160 VC                             6.00      8/15/2013         1,033
    1,823    Freddie Mac, Series 2367 KV                             7.00     10/15/2014         1,938
    1,000    Freddie Mac, Series 2389 VH                             6.00     12/01/2031         1,044
    1,808    Freddie Mac, Series 2412 VA                             6.50     11/15/2012         1,866
    1,000    Freddie Mac, Series 2427 VL                             6.50     11/15/2017         1,045
    1,829    Freddie Mac, Series 2435 VG                             6.00      2/15/2013         1,936
    2,000    Government National Mortgage Assn.,
              Series 1999-14 VD                                      6.00      3/20/2014         2,090
    1,000    Government National Mortgage Assn.,
              Series 2001-49 VB                                      7.00     11/16/2016         1,066
    4,000    Government National Mortgage Assn.,
              Series 2002-4 VG                                       6.50     11/16/2017         4,222
                                                                                              --------
                                                                                                23,890
                                                                                              --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
             COMMERICAL MORTGAGE-BACKED SECURITIES (15.7%)(d)
  $ 1,000    Amresco Commercial Mortgage Fund I
              Corp., Series 1997 C1, Class F                         7.64%     6/17/2029      $  1,116
    1,000    Chase Commercial Mortgage Securities
              Corp., Series 2000-1, Class A2                         7.76      4/15/2032         1,145
    2,000    Credit Suisse First Boston,
              Series 1998 C2, Class A-2                              6.30     11/11/2030         2,187
    1,000    Credit Suisse First Boston,
              Series 1998-C1, Class D                                7.17      5/17/2040         1,068
    2,000    Credit Suisse First Boston,
              Series 2001 CK1, Class A-2                             6.25     12/18/2035         2,171
    1,000    Equitable Life Assurance Society of
              the U.S., Collateral Fixed-Rate Notes,
              Series 174, Class A1(a)                                7.24      5/15/2006         1,101
      650    First Union National Bank Chase,
              Series 1999-C2, Class D                                7.06      6/15/2031           724
    1,713    GE Capital Commercial Mortgage Corp.,
              Series 2000-1, Class A-1                               6.32      1/15/2033         1,835
    1,845    GGP Mall Properties Trust,
              Series 2001, Class D-2(a)                              5.89     11/15/2011         1,970
    1,000    GMAC Commercial Mortgage Security, Inc.,
              Series 1998-C2, Class D                                6.50      5/15/2035         1,081
    1,000    GMAC Commercial Mortgage Security, Inc.,
              Series 1999-C1, Class D                                6.86      5/15/2033         1,091
    1,000    GS Mortgage Securities,
              Series 2001 ROCK, Class A-2                            6.62      5/03/2018         1,091
    1,585    LB Commercial Conduit Mortgage Trust,
              Series 1999-C1, Class A1                               6.41      6/15/2031         1,695
    1,800    Merrill Lynch Mortgage Investors, Inc.,
              Series 1997 C2, Class A-2                              6.54     12/10/2029         1,979
    1,024    Morgan Stanley Dean Witter Capital I, Inc.,
              Series 1995-GAL1, Class D(a)                           8.25      8/15/2027         1,110
    3,000    Morgan Stanley Dean Witter Capital I, Inc.,
              Series 1996 WF1, Class A-3(a)                          7.59     11/15/2028         3,135
    1,000    Morgan Stanley Dean Witter Capital I, Inc.,
              Series 1998 WF1, Class E                               7.30      3/15/2030         1,089
    2,000    Morgan Stanley Dean Witter Capital I, Inc.,
              Series 1998 XL1, Class A-3                             6.48      6/03/2030         2,191
    2,000    Mortgage Capital Funding, Inc.,
              Series 1998-MC3, Class E                               7.49     11/18/2031         2,143

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
  $ 2,000    Nationslink Funding Corp.,
              Series 1999-1, Class D                                 7.10%     1/20/2031      $  2,219
    2,000    TIAA CMBS I Trust,
              Series 2001 C1A, Class A-3(a)                          6.56      6/19/2026         2,201
                                                                                              --------
                                                                                                34,342
                                                                                              --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
              SECURITIES (1.4%)(e)
   10,500    CS First Boston Mortgage Securities
              Corp., Series 2003-C3, Class ASP(a)                    1.96      5/15/2038           942
    9,489    Greenwich Capital Commercial Funding
              Corp., Series 2002-C1, Class XP(a)                     2.06      1/11/2035           988
   19,793    LB-UBS Commercial Mortgage Trust,
              Series 2003-C5, Class XCP(a,f)                         1.36      7/15/2013           982
                                                                                              --------
                                                                                                 2,912
                                                                                              --------
             Total mortgage-backed securities (cost: $59,562)                                   61,144
                                                                                              --------
             ASSET-BACKED SECURITIES (5.5%)

             AIRLINES (1.8%)(d)
    1,000    American Airlines, Inc. EETC, Pass-Through
              Certificates, Series 2001-1, Class A-2                 6.82      5/23/2011           833
    1,000    Delta Air Lines, Inc. EETC, Pass-Through
              Certificates, Series 2002-1, Class G-2 (INS)           6.42      7/02/2012         1,027
    2,000    Northwest Airlines, Inc. EETC, Pass-Through
              Certificates, Series 2002-1, Class G-2 (INS)           6.26     11/20/2021         2,040
                                                                                              --------
                                                                                                 3,900
                                                                                              --------
             ASSET-BACKED FINANCING (3.7%)(d)
    1,000    Bank One Issuance Trust, Notes,
              Series 2003, Class C-1                                 4.54      9/15/2010           998
    1,000    Bank One Issuance Trust, Notes,
              Series 2003, Class C-3                                 4.77      2/16/2016           880
    1,000    Capital One Multi-Asset Execution Trust,
              Notes, Series 2003-C2, Class C2                        4.32      4/15/2009           995
    1,000    Detroit Edison, Series 2001-1, Class A-4                6.19      3/01/2013         1,097

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                          COUPON                       MARKET
   AMOUNT    SECURITY                                                RATE       MATURITY         VALUE
------------------------------------------------------------------------------------------------------
  $ 2,000    Diversified REIT Notes,
              Series 1999-1A, Class C(a)                             6.78%     3/18/2011      $  2,149
    1,000    Diversified REIT Notes,
              Series 2000-1, Class C(a)                              6.97      3/08/2010         1,074
    1,000    IKON Receivables LLC, Notes,
              Series 2003-1, Class A4                                3.27      7/15/2011         1,006
                                                                                              --------
                                                                                                 8,199
                                                                                              --------
             Total asset-backed securities (cost: $12,171)                                      12,099
                                                                                              --------
             MUNICIPAL OBLIGATIONS (1.6%)

             ELECTRIC UTILITIES (0.7%)
    1,000    Brazos River Auth., TX, PCRB,
              Series 1995A                                           5.40      4/01/2030(b)      1,044
      500    Hillsborough County, FL, IDA PCRB                       4.00      5/15/2018(b)        499
                                                                                              --------
                                                                                                 1,543
                                                                                              --------
             ELECTRIC/GAS UTILITY (0.5%)
    1,000    North Carolina Eastern Municipal Power
              Agency RB, Series 2003-E                               5.23      1/01/2011           969
                                                                                              --------
             TOLL ROADS (0.4%)
    1,000    New Jersey Turnpike Auth. RB,
              Series 2003B (INS)                                     4.25      1/01/2016           925
                                                                                              --------
             Total municipal obligations (cost: $3,541)                                          3,437
                                                                                              --------
             MONEY MARKET INSTRUMENT (2.5%)

    5,565    Federal Home Loan Bank, DN (cost: $5,565)               1.00      8/01/2003         5,565
                                                                                              --------
             TOTAL INVESTMENTS (COST: $204,617)                                               $211,684
                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 (c) Callable/putable bond - provides the option for the
                     underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

                 (d) The weighted average life of mortgage-and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                 (e) Interest-only commercial mortgage-backed securities -
                     represent the right to receive only the interest payments on an underlying

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

                     pool of commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

                 (f) Security was fair valued at July 31, 2003, by the Manager in accordance with valuation procedures approved by the Board of Directors.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                     DN       Discount Note
                     EETC     Enhanced Equipment Trust Certificate
                     IDA      Industrial Development Authority/Agency
                     MTN      Medium-Term Note
                     PCRB     Pollution Control Revenue Bond
                     RB       Revenue Bond
                     REIT     Real Estate Investment Trust

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                     (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp. or MBIA Insurance Corp.

                     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $204,617)   $ 211,684
   Cash                                                                              19
   Receivables:
      Capital shares sold                                                           176
      USAA Investment Management Company                                            151
      Interest                                                                    2,729
      Securities sold                                                             4,518
                                                                              ---------
         Total assets                                                           219,277
                                                                              ---------
LIABILITIES

   Capital shares redeemed                                                          319
   USAA Investment Management Company                                                52
   USAA Transfer Agency Company                                                      26
   Accounts payable and accrued expenses                                             35
   Dividends on capital shares                                                      154
                                                                              ---------
         Total liabilities                                                          586
                                                                              ---------
            Net assets applicable to capital shares outstanding               $ 218,691
                                                                              =========
NET ASSETS CONSIST OF:

   Paid-in capital                                                            $ 219,104
   Accumulated net realized loss on investments                                  (7,480)
   Net unrealized appreciation of investments                                     7,067
                                                                              ---------
            Net assets applicable to capital shares outstanding               $ 218,691
                                                                              =========
   Capital shares outstanding                                                    21,540
                                                                              =========
   Authorized shares of $.01 par value                                          100,000
                                                                              =========
   Net asset value, redemption price, and offering price per share            $   10.15
                                                                              =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

   Interest income                                         $ 12,424
                                                           --------
   Expenses:
      Management fees                                           662
      Administrative and servicing fees                         313
      Transfer agent's fees                                     330
      Custodian's fees                                           74
      Postage                                                    20
      Shareholder reporting fees                                 21
      Directors' fees                                             5
      Registration fees                                          32
      Professional fees                                          45
      Other                                                       4
                                                           --------
          Total expenses                                      1,506
      Expenses reimbursed                                      (151)
      Expenses paid indirectly                                   (2)
                                                           --------
          Net expenses                                        1,353
                                                           --------
               Net investment income                         11,071
                                                           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain on investments                        5,156
      Change in net unrealized appreciation/depreciation      2,601
                                                           --------
               Net realized and unrealized gain               7,757
                                                           --------
   Increase in net assets resulting from operations        $ 18,828
                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

YEARS ENDED JULY 31,

                                                             2003         2002
                                                        ----------------------
FROM OPERATIONS

   Net investment income                                $  11,071    $  12,248
   Net realized gain (loss) on investments                  5,156      (11,654)
   Change in net unrealized appreciation/depreciation
      of investments                                        2,601       (1,217)
                                                        ----------------------
      Increase (decrease) in net assets resulting
         from operations                                   18,828         (623)
                                                        ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                  (11,105)     (12,251)
                                                        ----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               77,561      153,347
   Reinvested dividends                                     9,152        9,456
   Cost of shares redeemed                                (70,642)     (91,510)
                                                        ----------------------
      Increase in net assets from
         capital share transactions                        16,071       71,293
                                                        ----------------------
Net increase in net assets                                 23,794       58,419

NET ASSETS

   Beginning of period                                    194,897      136,478
                                                        ----------------------
   End of period                                        $ 218,691    $ 194,897
                                                        ======================
Accumulated undistributed net investment income:
   End of period                                        $       -    $       8
                                                        ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                              7,651       15,020
   Shares issued for dividends reinvested                     903          934
   Shares redeemed                                         (6,987)      (9,093)
                                                        ----------------------
      Increase in shares outstanding                        1,567        6,861
                                                        ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund). The Fund's investment objective is high current income without undue risk to principal.

                  A. SECURITY VALUATION - The value of each security is
                     determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Debt securities are valued each business day by a
                        pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                     2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                     3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                     4. Securities for which market quotations are not readily
                        available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

                        valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                  B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  C. INVESTMENTS IN SECURITIES - Security transactions are
                     accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

                  D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

                  E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

               million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

               The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

               The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from that determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

               During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $26,000. This reclassification has no effect on net assets.

               The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                                       2003                 2002
                                                --------------------------------
               Ordinary income*                 $11,105,000          $12,221,000

               *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

               As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

               Undistributed ordinary income                        $   154,000

               Accumulated capital and other losses                  (7,480,000)

               Unrealized appreciation                                7,067,000

               Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $7,480,000, for federal income tax purposes, which will expire between 2008 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

               Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $208,348,000 and $196,448,000, respectively.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

               At July 31, 2003, the cost of securities, for federal income tax purposes, was $204,617,000.

               Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $8,466,000 and $1,399,000, respectively, resulting in net unrealized appreciation of $7,067,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

               The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended July 31, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. MANAGEMENT FEES - The Manager carries out the Fund's
                     investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

                     Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2003, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-0.20% to 0.50%                        +/-0.04%

+/-0.51% to 1.00%                        +/-0.05%

+/-1.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

                     For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $662,000, which is net of a performance adjustment of $(113,000).

                  B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $313,000.

                  C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.65% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2003, the Fund incurred reimbursable expenses of $151,000.

                  D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                     USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $330,000.

                  E. UNDERWRITING SERVICES - The Manager provides exclusive
                     underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                     Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

               During the year ended July 31, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                         COST TO       NET REALIZED
SELLER                              PURCHASER           PURCHASER    GAIN TO SELLER
-----------------------------------------------------------------------------------
USAA High-Yield               USAA Intermediate-Term
  Opportunities Fund            Bond Fund               $4,676,000         $607,000
USAA Short-Term Bond          USAA Intermediate-Term
  Fund                          Bond Fund                3,294,000          486,000

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND

JULY 31, 2003

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                        PERIOD ENDED
                                                                 YEAR ENDED JULY 31,                      JULY 31,
                                                   -----------------------------------------------------------------
                                                       2003              2002              2001             2000*
                                                   -----------------------------------------------------------------
Net asset value at
   beginning of period                             $   9.76          $  10.41          $   9.82          $ 10.00
                                                   -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                .54               .67(b)            .72              .72
   Net realized and unrealized gain (loss)              .39              (.65)(b)           .59             (.18)
                                                   -----------------------------------------------------------------
Total from investment operations                        .93               .02              1.31              .54
                                                   -----------------------------------------------------------------
Less distributions:
   From net investment income                          (.54)             (.67)             (.72)            (.72)
                                                   -----------------------------------------------------------------
Net asset value at end of period                   $  10.15          $   9.76          $  10.41          $  9.82
                                                   =================================================================
Total return (%)**                                     9.67               .09             13.92             5.56
Net assets at end of period (000)                  $218,691          $194,897          $136,478          $63,872
Ratio of expenses
   to average net assets (%)***                         .65(a)            .65(a)            .65(a)           .65(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***                                .72(a)            .78(a)            .76(a)          1.03
Ratio of net investment
   income to average
   net assets (%)***                                   5.31              6.55(b)           7.08             7.37
Portfolio turnover (%)                                97.15             62.62             24.42             8.60

  * Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the year ended July 31, 2003, average net assets were $208,608,000.
(a) Reflects total expenses, excluding any fee-offset arrangements, which had no impact on the Fund's expense ratios.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
(c) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's average net assets.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

               The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen
               (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

               Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

               If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

               * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                 AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

               ROBERT G. DAVIS(2)
               Director and Chairman of the Board of Directors
               Born: November 1946
               Year of Election or Appointment: 1996

               Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

               CHRISTOPHER W. CLAUS(2)
               Director, President, and Vice Chairman of the Board of Directors
               Born: December 1960
               Year of Election or Appointment: 2001

               President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

               BARBARA B. DREEBEN(3,4,5,6)
               Director
               Born: June 1945
               Year of Election or Appointment: 1994

               President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               ROBERT L. MASON, PH.D.(3,4,5,6)
               Director
               Born: July 1946
               Year of Election or Appointment: 1997

               Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               MICHAEL F. REIMHERR(3,4,5,6)
               Director
               Born: August 1945
               Year of Election or Appointment: 2000

               President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        INFORMATION

               LAURA T. STARKS, PH.D.(3,4,5,6)
               Director
               Born: February 1950
               Year of Election or Appointment: 2000

               Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               RICHARD A. ZUCKER(2,3,4,5,6)
               Director
               Born: July 1943
               Year of Election or Appointment: 1992

               Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                   INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               (2) MEMBER OF EXECUTIVE COMMITTEE

               (3) MEMBER OF AUDIT COMMITTEE

               (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

               (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

               (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                   USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

               CLIFFORD A. GLADSON
               Vice President
               Born: November 1950
               Year of Appointment: 2002

               Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

               STUART WESTER
               Vice President
               Born: June 1947
               Year of Appointment: 2002

               Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

               MARK S. HOWARD
               Secretary
               Born: October 1963
               Year of Appointment: 2002

               Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

               EILEEN M. SMILEY
               Assistant Secretary
               Born: November 1959
               Year of Appointment: 2003

               Assistant Vice President, Securities Counsel, USAA
               (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        INFORMATION

               Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

               DAVID M. HOLMES
               Treasurer
               Born: June 1960
               Year of Appointment: 2001

               Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

               ROBERTO GALINDO, JR.
               Assistant Treasurer
               Born: November 1960
               Year of Appointment: 2000

               Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

               (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                   MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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44

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

               DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

     INVESTMENT ADVISER,        USAA Investment Management Company
            UNDERWRITER,        P.O. Box 659453
         AND DISTRIBUTOR        San Antonio, Texas 78265-9825

          TRANSFER AGENT        USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

              CUSTODIAN         State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

    INDEPENDENT AUDITOR         Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

              TELEPHONE         Call toll free - Central time
       ASSISTANCE HOURS         Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL         1-800-531-8181, in San Antonio 456-7200
      INFORMATION ABOUT         For account servicing, exchanges,
           MUTUAL FUNDS         or redemptions
                                1-800-531-8448, in San Antonio 456-7202

        RECORDED MUTUAL         24-hour service (from any phone)
      FUND PRICE QUOTES         1-800-531-8066, in San Antonio 498-8066

            MUTUAL FUND         (from touch-tone phones only)
         USAA TOUCHLINE         For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

        INTERNET ACCESS         USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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                                     INSURANCE o MEMBER SERVICES

40050-0903                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.